Redeemable convertible preferred stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Redeemable convertible preferred stock
Schedule of redeemable convertible preferred stock

Prior to the IPO, the authorized, issued and outstanding shares of the redeemable convertible preferred stock, liquidation preferences and carrying values were as follows as of December 31, 2022 (in thousands, except share numbers):

	December 31, 2022
		Issued and
	Authorized	Outstanding	Liquidation	Carrying
	Shares	Shares	Preference	Value
Series A	23,301	23,301	$233	$232
Series B	3,217	3,217	37	37
Series B‑1	8,827,439	8,827,439	7,768	7,258
Series C	22,732,250	22,732,250	20,004	17,909
Series D	24,509,954	24,430,409	21,499	19,833
Series A’	720,199	720,199	—	—
Series B’	1,953,304	1,953,304	—	—
Series B‑1’	14,001,243	14,001,243	—	2,780
Series C’	1,037	1,037	—	—
Series D’	3,475,426	3,475,426	—	739
Series D‑1	51,331,148	51,331,148	45,171	26,894
Series E	631,638,725	631,638,725	58,231	58,496
Series F	614,592,927	614,592,927	80,020	80,442
Total	1,373,810,170	1,373,730,625	$232,963	$214,620

The authorized, issued and outstanding shares of the redeemable convertible preferred stock, liquidation preferences and carrying values as of December 31, 2022 and 2021 were as follows (in thousands, except share numbers):

	As of December 31, 2022 and 2021
		Issued and
	Authorized	Outstanding	Liquidation	Carrying
Series	Shares	Shares	Preference	Value
Series A	23,301	23,301	$233	$232
Series B	3,217	3,217	37	37
Series B-1	8,827,439	8,827,439	7,768	7,258
Series C	22,732,250	22,732,250	20,004	17,909
Series D	24,509,954	24,430,409	21,499	19,833
Series A’	720,199	720,199	—	—
Series B’	1,953,304	1,953,304	—	—
Series B-1’	14,001,243	14,001,243	—	2,780
Series C’	1,037	1,037	—	—
Series D’	3,475,426	3,475,426	—	739
Series D-1	51,331,148	51,331,148	45,171	26,894
Series E	631,638,725	631,638,725	58,231	58,496
Series F	614,592,927	614,592,927	80,020	80,442
Total	1,373,810,170	1,373,730,625	$232,963	$214,620